Convertible Preferred Stock and Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended					3 Months Ended	12 Months Ended
	Oct. 31, 2020	Sep. 30, 2020	Feb. 29, 2020	Jun. 30, 2019	May 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Jan. 31, 2021	Apr. 30, 2019	Apr. 29, 2019	Apr. 30, 2015	Apr. 29, 2015
Temporary Equity [Line Items]
Shares Authorized						184,204	184,204
Common stock, shares authorized						113,000	113,000	113,000
Common stock, par value per share						$ 0.00001	$ 0.00001	$ 0.00001
Temporary equity, share authorized						71,204	71,204	71,204
Temporary equity, par value						$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, right						At any time when greater than 9,349 shares of preferred stock remain outstanding, the Company shall not, either directly or indirectly by amendment, merger, consolidation or otherwise, do any of the following without the written consent or affirmative vote of the requisite holders given in writing or by vote at a meeting: (a) effect any Liquidation Event, (b) acquire another company or business, unless otherwise approved by the board of directors, (c) increase or decrease the total number of authorized shares of Common Stock or Preferred Stock, (d) declare or pay any dividends on or declare or make any other distribution on account of any shares of Preferred Stock or Common Stock, (e) change the authorized number of directors of the Company, (f) authorize or issue, or obligate itself to issue, any equity security having a preference over, or being on a parity with any Preferred Stock with respect to dividends, liquidation or redemption, other than the issuance of any authorized but unissued shares of Preferred Stock. (g) redeem, purchase, or otherwise acquire any shares of preferred stock or common stock, (h) terminate any key employee or founder, unless approved by the board of directors, (i) adopt any new, or increase the number of shares of common stock reserved for issuance under any existing, equity incentive plan, unless approved by the board of directors, (j) create, invest in or hold equity in any non-wholly owned subsidiary, or sell, transfer or otherwise dispose of any capital stock of any direct or indirect subsidiary of the Corporation, or permit any direct or indirect subsidiary to sell, lease, transfer, exclusively license or otherwise dispose of all or substantially all of the assets of such subsidiary, unless approved by the board of directors, (k) incur or refinance any indebtedness for borrowed money unless approved by the board of directors, (l) amend, alter or repeal any provision of the certificate of incorporation or Bylaws of the Corporation in a manner that adversely affects the powers, preferences or rights of any series of preferred stock.	At any time when greater than 9,349 shares of preferred stock remain outstanding, the Company shall not, either directly or indirectly by amendment, merger, consolidation or otherwise, do any of the following without the written consent or affirmative vote of the requisite holders given in writing or by vote at a meeting: (a) effect any Liquidation Event, (b) acquire another company or business, unless otherwise approved by the board of directors, (c) increase or decrease the total number of authorized shares of Common Stock or Preferred Stock, (d) declare or pay any dividends on or declare or make any other distribution on account of any shares of Preferred Stock or Common Stock, (e) change the authorized number of directors of the Company, (f) authorize or issue, or obligate itself to issue, any equity security having a preference over, or being on a parity with any Preferred Stock with respect to dividends, liquidation or redemption, other than the issuance of any authorized but unissued shares of Preferred Stock. (g) redeem, purchase, or otherwise acquire any shares of preferred stock or common stock, (h) terminate any key employee or founder, unless approved by the board of directors, (i) adopt any new, or increase the number of shares of common stock reserved for issuance under any existing, equity incentive plan, unless approved by the board of directors, (j) create, invest in or hold equity in any non-wholly owned subsidiary, or sell, transfer or otherwise dispose of any capital stock of any direct or indirect subsidiary of the Corporation, or permit any direct or indirect subsidiary to sell, lease, transfer, exclusively license or otherwise dispose of all or substantially all of the assets of such subsidiary, unless approved by the board of directors, (k) incur or refinance any indebtedness for borrowed money unless approved by the board of directors, (l) amend, alter or repeal any provision of the certificate of incorporation or Bylaws of the Corporation in a manner that adversely affects the powers, preferences or rights of any series of preferred stock.
Preferred Stock, dividend rate, percentage						8.00%	8.00%
Offering proceeds						$ 150,000	$ 150,000
Warrant issued to purchase common stock shares	434	231						42	147	72
Exercisable period	10 years	12 years						10 years	10 years	10 years
Initial warrant strike price	$ 0.01	$ 0.91					$ 0.37	$ 0.01	$ 0.01	$ 0.005
Conversion of convertible preferred stock into common stock	434							42	96		72
Outstanding warrants							51
Purchase of common shares				874	874
Purchase of common stock value per share					$ 3.74
General and Administrative [Member]
Temporary Equity [Line Items]
Stock based compensation expense							$ 2,476
Sales and Marketing [Member]
Temporary Equity [Line Items]
Stock based compensation expense							2,476
Research and Development [Member]
Temporary Equity [Line Items]
Stock based compensation expense							2,476
Fair Value, Inputs, Level 3 [Member]
Temporary Equity [Line Items]
Fair value of warrants						$ 926	$ 576	$ 116
Subsequent Event [Member]
Temporary Equity [Line Items]
Conversion of convertible preferred stock into common stock											72
Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, share authorized							7,971
Temporary equity, liquidation preference per share												$ 0.60		$ 0.63	$ 0.75
Temporary equity conversion price per share						$ 0.75	$ 0.75						$ 0.60		$ 0.63
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, share authorized							15,231
Temporary equity, liquidation preference per share						1.18	$ 1.18
Temporary equity conversion price per share						1.18	$ 1.18
Series A 1 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, share authorized							8,464
Temporary equity, liquidation preference per share						3.13	$ 3.13
Temporary equity conversion price per share						3.13	$ 3.13
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, share authorized							18,736
Temporary equity, liquidation preference per share						2.82	$ 2.82
Temporary equity conversion price per share						2.82	$ 2.82
Series B-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, share authorized							18,112
Issuance of Preferred stock			2,751		15,226
Proceeds from issuance of preferred stock, net of issuance costs			$ 10,300		$ 56,542
Temporary equity, liquidation preference per share						3.74	$ 3.74
Temporary equity conversion price per share						3.74	$ 3.74
Preferred stock issuance price per share					$ 3.74
Series B-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, share authorized							2,690
Issuance of Preferred stock					2,690
Temporary equity, liquidation preference per share						3.37	$ 3.37
Temporary equity conversion price per share						$ 3.37	$ 3.37